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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08415

[Evergreen Fixed Income Trust]

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for one of its series, Evergreen Ultra Short Opportunities Fund, for the year ended June 30, 2006. This one series has a June 30 fiscal year end.

Date of reporting period: June 30, 2006

Item 1 - Reports to Stockholders.

Evergreen Ultra Short Opportunities Fund

# Evergreen

## ULTRA SHORT OPPORTUNITIES FUND

Annual Report
as of June 30, 2006

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
29	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
30	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

August 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Ultra Short Opportunities Fund, covering the twelve-month period ended June 30, 2006.

A great deal of confusing and sometimes contradictory evidence emerged about the economy during the past year. The economic expansion showed remarkable durability, most notably in the first quarter of 2006 when Gross Domestic Product grew at an annualized rate of 5.6%. However, that torrid growth trajectory did not appear to be sustainable. Based on reported trends in housing, employment and retail sales, personal consumption for the second quarter was anticipated to grow at one-half the rate of the first quarter. Estimates of increases in corporate capital expenditures also were being reduced. While many observers debated whether or not short-term volatility might be an early indicator of a weakened economy, Evergreen's Investment Strategy Committee focused on a variety of signals pointing to the stamina of the economic expansion. Although the rates of increases in corporate profits, capital expenditures and personal consumption were starting to decline, all these economic indicators were still rising, at what we believed to be a more sustainable pace.

The backdrop for investing in the domestic fixed income market changed dramatically during the past twelve months as investors adjusted their expectations to shifting economic conditions. Highly influenced by the actions of the U.S. Federal Reserve Board

LETTER TO SHAREHOLDERS continued

("Fed") in raising short-term rates, the domestic fixed income market generated modest returns, albeit with some volatility. While the economic expansion persisted, the Fed remained vigilant against the possibility of renewed inflation resulting from rapidly rising prices for energy and basic materials as well as from increased government spending. Over the course of the twelve months, the Fed raised the target fed funds rate, hiking it at each of its eight policy meetings, up to 5.25% by June 30, 2006. Long-term interest rates, which had shown more stability than short-term rates early in the period, backed up, resulting in price erosion of many securities. This was especially evident among long-term bonds. In this environment, shorter-duration strategies tended to produce superior relative performance. Lower-quality, higher-yielding securities tended to outperform high-grade fixed income investments, although high-yield bonds slumped in the final two months of the period.

Despite the monetary and economic challenges, Evergreen's fixed income teams maintained their focus on the fundamentals while adhering to their long-term investment objectives. For example, the managers of Evergreen Adjustable Rate Fund focused on AAA-rated, adjustable-rate mortgages and maintained a relatively short duration to take advantage of higher yields in shorter-term securities. The management team for Evergreen Ultra Short Opportunities Fund emphasized both mortgage-backed securities and structured products, while shortening the fund's duration to protect net asset value as interest rates rose. The portfolio managers of Evergreen Limited Duration Fund also maintained a short duration, while pursuing a bar-belled maturity strategy. The team supervising the Evergreen Short Intermediate Bond Fund kept a relatively short duration during the first half of the year, but moved to a more neutral positioning as the period progressed in anticipation of the end of the Fed's interest-rate hikes. Managers of Evergreen Institutional Enhanced Income Fund pursued a longer-term strategy designed to generate a higher yield than a money market fund with only minimal price variability.

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Strategy and Concentration Policy Change:

Effective February 9, 2006, the Fund's prospectus was supplemented to include the following change:

The Fund currently invests primarily, and may invest substantially all of its assets, in commercial and residential fixed and variable rate mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and other mortgage-related investments.

Effective April 3, 2006, the Fund's Statement of Additional Information was supplemented and amended to include the following change in its concentration policy:

Ultra Short Opportunities Fund will normally invest more than 25% of its total assets in mortgage-backed and other mortgage-related securities (which may include securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of June 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Lisa Brown-Premo
• Robert D. Rowe

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2006.

The Fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 5/29/2003

	Class A	Class B	Class C	Class I
Class inception date	5/29/2003	5/29/2003	5/29/2003	5/29/2003

Nasdaq symbol	EUBAX	EUBBX	EUBCX	EUBIX

Average annual return*

1-year with sales charge	-0.60%	-2.90%	1.01%	N/A

1-year w/o sales charge	2.71%	1.99%	1.99%	3.02%

Since portfolio inception	1.95%	1.44%	2.35%	3.37%

Maximum sales charge	3.25%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Ultra Short Opportunities Fund Class A shares versus a similar investment in the Lehman Brothers Government/Credit 0-2.5 Year Index (LBGC0-2.5YI) and the Consumer Price Index (CPI).

The LBGC0-2.5YI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 2.71% for the twelve-month period ended June 30, 2006, excluding any applicable sales charges. During the same period, the LBGC0-2.5YI returned 3.16%.

The fund seeks to provide current income consistent with preservation of capital and low principal fluctuation.

Our strategy is to seek the highest total return by maximizing income and minimizing price fluctuations. During the twelve-month period, interest rates rose across the U.S. yield curve. The Fed, in an effort to head off inflationary pressures, raised the fed funds rate eight different times. Due to the fact that this was a second successive year of similar rate increases, the yield curve became very flat, (the difference between short-term and long-term yields grew narrower.) In this environment, the 30-year area of the yield curve rose about 100 basis points (one percentage point), and the two-year area of the curve rose about 150 basis points. Very short maturities, such as three- and six-month securities, rose about 190 basis points. Consistent with management's long-term strategy, a large percentage of fund assets were invested in mortgage-backed securities and structured products. Both the mortgage and structured products sectors tend to offer the most compelling relative value amongst shorter duration securities, while also displaying attractive credit upgrade potential, despite their inherent complexities.

As short-term interest rates continued to rise and the yield curve flattened, we shortened duration, or sensitivity to interest rate changes, over the course of the year from 1.05 years to 0.9 years in anticipation of continuing rate increases. This tactic aided performance, but the fund trailed its new benchmark, which stood at 0.9 years throughout the fiscal year. Typically, longer duration portfolios tend to outperform when interest rates fall and shorter duration portfolios tend to outperform when rates rise.

Our allocation to floating-rate securities was held at approximately 70% of fund assets during the course of the fiscal year. Generally, floating-rate securities outperform fixed-rate securities as interest rates rise. Our strategy reflected our view that the Fed would continue to raise interest rates, and thus yields would rise across the maturity spectrum. The weighted average credit quality of the fund was stable at AA during the year. The positioning of the fund and individual security selection supported fund results.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund's investment objective may be changed without a vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

The return of principal is not guaranteed due to fluctuation in the fund's NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

All data is as of June 30, 2006, and subject to change.

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2006	6/30/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,015.56	$ 4.50
Class B	$ 1,000.00	$ 1,012.05	$ 8.08
Class C	$ 1,000.00	$ 1,012.05	$ 8.08
Class I	$ 1,000.00	$ 1,017.07	$ 3.15
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.33	$ 4.51
Class B	$ 1,000.00	$ 1,016.76	$ 8.10
Class C	$ 1,000.00	$ 1,016.76	$ 8.10
Class I	$ 1,000.00	$ 1,021.67	$ 3.16

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.90% for Class A, 1.62% for Class B, 1.62% for Class C and 0.63% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS A	2006	2005	2004	2003 [1]

Net asset value, beginning of period	$ 9.93	$ 9.96	$ 10.05	$ 10.00

Income from investment operations
Net investment income (loss)	0.45	0.35	0.26	0.02
Net realized and unrealized gains or losses on investments	(0.19)	0.01	(0.03)	0.05

Total from investment operations	0.26	0.36	0.23	0.07

Distributions to shareholders from
Net investment income	(0.47)	(0.39)	(0.32)	(0.02)

Net asset value, end of period	$ 9.72	$ 9.93	$ 9.96	$ 10.05

Total return [2]	2.71%	3.73%	2.35%	0.75%

Ratios and supplemental data
Net assets, end of period (thousands)	$94,787	$124,221	$104,999	$17,872
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.86% [3]	0.77%	0.92%	0.32% [4]
Expenses excluding waivers/reimbursements and expense reductions	0.90% [5]	0.87%	0.98%	2.93% [4]
Net investment income (loss)	4.57%	3.46%	2.58%	2.76% [4]
Portfolio turnover rate	31%	25%	44%	0%

[1] For the period from May 29, 2003 (commencement of class operations), to June 30, 2003.
[2] Excluding applicable sales charges
[3] The expense ratio includes interest expense. Excluding interest expense, the expense ratio would be 0.81%.
[4] Annualized
[5] The expense ratio includes interest expense. Excluding interest expense, the expense ratio would be 0.85%.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS B	2006	2005	2004	2003 [1]

Net asset value, beginning of period	$ 9.93	$ 9.96	$ 10.05	$10.00

Income from investment operations
Net investment income (loss)	0.38	0.27 [2]	0.19 [2]	0.02
Net realized and unrealized gains or losses on investments	(0.19)	0.02	(0.03)	0.05

Total from investment operations	0.19	0.29	0.16	0.07

Distributions to shareholders from
Net investment income	(0.40)	(0.32)	(0.25)	(0.02)

Net asset value, end of period	$ 9.72	$ 9.93	$ 9.96	$10.05

Total return [3]	1.99%	3.01%	1.65%	0.70%

Ratios and supplemental data
Net assets, end of period (thousands)	$19,633	$20,052	$16,029	$3,213
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.58% [4]	1.47%	1.62%	1.12% [5]
Expenses excluding waivers/reimbursements and expense reductions	1.61% [6]	1.57%	1.68%	5.19% [5]
Net investment income (loss)	3.88%	2.75%	1.90%	1.76% [5]
Portfolio turnover rate	31%	25%	44%	0%

[1] For the period from May 29, 2003 (commencement of class operations), to June 30, 2003.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Excluding applicable sales charges
[4] The expense ratio includes interest expense. Excluding interest expense, the expense ratio would be 1.53%.
[5] Annualized
[6] The expense ratio includes interest expense. Excluding interest expense, the expense ratio would be 1.56%.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS C	2006	2005	2004	2003 [1]

Net asset value, beginning of period	$ 9.93	$ 9.96	$ 10.05	$ 10.00

Income from investment operations
Net investment income (loss)	0.38	0.27	0.19 [2]	0.02
Net realized and unrealized gains or losses on investments	(0.19)	0.02	(0.03)	0.05

Total from investment operations	0.19	0.29	0.16	0.07

Distributions to shareholders from
Net investment income	(0.40)	(0.32)	(0.25)	(0.02)

Net asset value, end of period	$ 9.72	$ 9.93	$ 9.96	$ 10.05

Total return [3]	1.99%	3.01%	1.65%	0.70%

Ratios and supplemental data
Net assets, end of period (thousands)	$82,184	$115,248	$135,412	$17,820
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.57% [4]	1.47%	1.62%	1.02% [5]
Expenses excluding waivers/reimbursements and expense reductions	1.60% [6]	1.57%	1.68%	3.69% [5]
Net investment income (loss)	3.86%	2.73%	1.88%	2.09% [5]
Portfolio turnover rate	31%	25%	44%	0%

[1] For the period from May 29, 2003 (commencement of class operations), to June 30, 2003.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Excluding applicable sales charges
[4] The expense ratio includes interest expense. Excluding interest expense, the expense ratio would be 1.52%.
[5] Annualized
[6] The expense ratio includes interest expense. Excluding interest expense, the expense ratio would be 1.55%.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS I	2006	2005	2004	2003 [1]

Net asset value, beginning of period	$ 9.93	$ 9.96	$ 10.05	$10.00

Income from investment operations
Net investment income (loss)	0.48	0.38 [2]	0.29 [2]	0.03
Net realized and unrealized gains or losses on investments	(0.19)	0.01	(0.03)	0.05

Total from investment operations	0.29	0.39	0.26	0.08

Distributions to shareholders from
Net investment income	(0.50)	(0.42)	(0.35)	(0.03)

Net asset value, end of period	$ 9.72	$ 9.93	$ 9.96	$10.05

Total return	3.02%	4.05%	2.67%	0.77%

Ratios and supplemental data
Net assets, end of period (thousands)	$474,373	$381,760	$215,930	$2,343
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.58% [3]	0.47%	0.62%	0.07% [4]
Expenses excluding waivers/reimbursements and expense reductions	0.61% [5]	0.57%	0.68%	3.89% [4]
Net investment income (loss)	4.90%	3.80%	2.91%	2.95% [4]
Portfolio turnover rate	31%	25%	44%	0%

[1] For the period from May 29, 2003 (commencement of class operations), to June 30, 2003.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] The expense ratio includes interest expense. Excluding interest expense, the expense ratio would be 0.53%.
[4] Annualized
[5] The expense ratio includes interest expense. Excluding interest expense, the expense ratio would be 0.56%.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

June 30, 2006

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 1.3%
FIXED-RATE 0.6%
FHLMC:
Ser. 1650, Class J, 6.50%, 06/15/2023 µ	$1,613,857	$1,628,792
Ser. 2106, Class ZD, 6.00%, 12/15/2028 µ	1,445,257	1,464,044
Ser. 2480, Class EH, 6.00%, 11/15/2031	591,515	590,249
Ser. 2802, Class IN, IO, 5.00%, 04/15/2020	6,507,903	179,618
Ser. 2912, Class MI, IO, 5.50%, 12/15/2020	5,144,999	205,543

		4,068,246

FLOATING-RATE 0.7%
FHLMC:
Ser. 1476, Class F, 4.51%, 02/15/2008	22,286	22,242
Ser. 1607, Class FA, 4.31%, 10/15/2013	15,402	15,297
Ser. 1625, Class FC, 4.66%, 12/15/2008	84,479	82,846
Ser. 2395, Class FA, 5.80%, 06/15/2029	350,754	350,663
Ser. 2431, Class F, 5.70%, 03/15/2032	4,068	4,156
Ser. 2826, Class SC, 4.60%, 06/15/2034	592,903	594,605
Ser. T-62, Class 1A1, 5.21%, 10/25/2044 µ	3,483,120	3,519,971
FNMA, Ser. 1993-179, Class FB, 5.11%, 10/25/2023	186,805	188,711

		4,778,491

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $9,064,298)		8,846,737

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 4.1%
FIXED-RATE 2.5%
FNMA:
7.00%, 08/01/2033 - 11/01/2033 µ	3,696,730	3,804,082
7.50%, 01/01/2031 - 08/01/2033 µ	3,101,839	3,203,244
8.00%, 12/01/2008	5,616	5,654
10.00%, 02/01/2031	91,311	98,170
FNMA 30 year, 6.50%, TBA #	9,220,000	9,268,977
GNMA:
5.625%, 01/20/2019	226,787	231,790
7.50%, 03/15/2007 - 04/15/2007	34,940	36,368

		16,648,285

FLOATING-RATE 1.6%
FHLMC:
5.21%, 10/01/2020 µ	986,250	1,013,066
5.27%, 12/01/2033 ##	5,810,501	5,851,872
6.86%, 04/01/2032 µ	2,351,270	2,437,279
FNMA:
5.125%, 01/01/2018	6,137	6,169
5.17%, 03/01/2035 µ	1,311,046	1,353,747

		10,662,133

Total Agency Mortgage-Backed Pass Through Securities (cost $27,751,599)		27,310,418

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2006

	Principal
	Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS
THROUGH SECURITIES 2.3%
FNMA:
Ser. 2001-T4, Class A1, 7.50%, 07/25/2041	$ 1,717,848	$1,779,432
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017	74,706	76,732
Ser. 2003-W2, Class 1A3, 7.50%, 07/25/2042	1,109,249	1,153,186
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2042 µ	6,885,270	6,976,362
Ser. 2004-T3, Class 1A3, 7.00%, 02/25/2044	681,130	693,554
Ser. 2005-S001, Class 1B2, 6.17%, 09/25/2035	1,999,649	2,016,626
Ser. 2005-S001, Class 1B3, 6.52%, 09/25/2035	2,999,473	2,957,961

Total Agency Reperforming Mortgage-Backed Pass Through Securities
(cost $15,914,576)		15,653,853

ASSET-BACKED SECURITIES 17.7%
Acacia CDO, Ltd., Ser. 8A, Class C, FRN, 6.36%, 08/10/2045144A (h)	4,000,000	3,986,800
American Gen. Mtge. Loan Trust, Ser. 2003-1, Class M2, 4.69%,04/25/2033	11,050,000	10,848,929
C-Bass, Ltd.:
Ser. 11A, Class D, FRN, 8.03%, 09/15/2039 144A	3,950,000	4,012,450
Ser. 13A, Class C, FRN, 6.48%, 03/17/2040 144A	1,500,000	1,508,115
Ser. 13A, Class D, FRN, 7.75%, 03/17/2040 144A	3,760,000	3,770,302
Ser. 15A, Class C, FRN, 6.42%, 02/16/2041 144A	4,500,000	4,517,775
Empire Funding Home Loan Owner Trust, Ser. 1998-2, ClassM2, 7.93%,
06/25/2024 (h)	208,889	209,122
Legg Mason Real Estate CDO, Ltd.:
Ser. 2006-1A, Class E, FRN, 6.15%, 03/25/2038 144A	1,299,000	1,306,339
Ser. 2006-1A, Class F1, FRN, 6.72%, 03/25/2038 144A	6,970,000	7,038,864
Long Beach Asset Holdings Corp.:
Ser. 2005-WL1, Class N1, 5.19%, 06/25/2045 144A	103,701	103,639
Ser. 2005-WL1, Class N2, 7.39%, 06/25/2046 144A	7,000,000	7,018,620
Ser. 2006-2, Class N2, 7.63%, 04/25/2046 144A	2,000,000	1,996,940
Marathon Real Estate CDO, Ltd., Ser. 2006-1A, Class F, 6.58%,05/25/2046 144A	5,000,000	5,046,300
Meritage Asset Holdings Net Interest Mtge.:
Ser. 2004-1, Class N2, 6.41%, 07/24/2034 144A	2,500,000	2,495,313
Ser. 2004-2, Class N4, 6.90%, 01/25/2035 144A	1,840,188	1,839,038
Nautilus RMBS CDO, Ltd.:
Ser. 2005-1A, Class A3, FRN, 6.51%, 05/24/2035 144A	9,076,037	9,130,130
Ser. 2005-2A, Class A3, FRN, 6.66%, 11/05/2040 144A	8,959,485	9,000,968
Newcastle Investment Corp., Ser. 3A, Class 2FL, FRN, 6.57%,09/24/2038 144A	8,000,000	8,024,224
Ocean Star plc:
Ser. 2004-A, Class C, FRN, 6.41%, 11/12/2018 144A	5,800,000	5,881,142
Ser. 2005, Class C, FRN, 5.91%, 11/12/2012 144A	8,000,000	8,022,400
Ser. 2005, Class D, FRN, 6.66%, 11/12/2012 144A	1,400,000	1,402,968
Option One CTS Adjustable Rate Mtge. Trust, Ser. 1996-1, ClassA1, 6.90%,
04/25/2026	193,548	193,606
Option One Mtge. Securities Corp. Net Interest Mtge., Ser. 2004-2A,Class N2,
6.41%, 11/25/2034 144A (h)	187,475	187,445
Renaissance Home Equity Loan Trust, Ser. 2006-2, Class N, 6.29%,08/25/2036
144A	8,800,000	8,800,000
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 6.65%, 01/25/2035144A	12,000,000	12,243,840

Total Asset-Backed Securities (cost $117,874,558)		118,585,269

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2006

	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.7%
FIXED-RATE 1.6%
Banc of America Structural Security Trust, Ser. 2002-X1, Class A3, 5.44%,
10/11/2033 144A	$ 1,250,000	$1,241,075
GS Mtge. Securities Corp., Ser. 2003-3F, Class 2A1, 4.50%, 04/25/2033	930,753	897,106
NationsLink Funding Corp., Ser. 1999-1, Class F, 7.10%, 01/20/2031 144A	1,300,000	1,335,102
PaineWebber Mtge. Acceptance Corp., Ser. 1996-M1, Class E, 7.66%,
01/02/2012 144A	7,550,000	7,625,203

		11,098,486

FLOATING-RATE 4.1%
Banc of America Large Loan, Inc., Ser. 2005-BBA6, Class G, 5.62%, 01/15/2019
144A	2,000,000	2,001,740
Commercial Mtge. Pass-Through Cert., Ser. 2002-FL7, Class G, 7.05%, 11/15/2014
144A	12,500,000	12,520,490
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-1, Class DB3, 6.56%, 02/25/2033	3,161,696	3,133,968
Ser. 2005-CN2A, Class C, 5.73%, 11/15/2019 144A	4,000,000	4,020,680
GMAC Comml. Mtge. Asset Corp., Ser. 2003-SNFA, Class A, 6.05%, 01/01/2018
144A	2,637,173	2,644,082
Pure Mtge. plc, Ser. 2004-LKD, Class C, 5.81%, 02/28/2034 144A	3,000,000	3,035,790

		27,356,750

Total Commercial Mortgage-Backed Securities (cost $38,867,979)		38,455,236

CORPORATE BONDS 1.5%
FINANCIALS 1.5%
Diversified Financial Services 1.5%
Emigrant Capital Trust I, FRN, 7.47%, 12/10/2033 144A	5,000,000	5,069,550
Regional Diversified Funding, FRN, 6.42%, 01/25/2036 144A	5,000,000	5,044,050

Total Corporate Bonds (cost $10,024,753)		10,113,600

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 0.9%
FINANCIALS 0.1%
Commercial Banks 0.1%
Rabobank Nederland, 6.25%, 12/28/2006 NZD	1,613,000	974,235

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES0.8%
Floating-Rate 0.8%
Crusade Global Trust, Ser. 2006-1, Class A3, 5.99%, 06/23/2038 AUD 144A (h)	6,734,567	5,003,445

Total Foreign Bonds-Corporate (Principal Amount Denominated in
Currency Indicated) (cost $6,080,286)		5,977,680

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 2.4%
Kommunalbanken AS, 6.00%, 12/12/2006 NZD	1,302,000	785,769
Mexico, 8.00%, 12/28/2006 MXN	72,500,000	6,456,579
New Zealand, 8.00%, 11/15/2006 NZD	14,200,000	8,665,953

Total Foreign Bonds-Government (Principal Amount Denominated
in Currency Indicated) (cost $17,546,668)		15,908,301

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2006

	Principal
	Amount	Value

REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 3.2%
GS Mtge. Securities Corp.:
Ser. 2001-2, Class A, 7.50%, 06/19/2032 144A	$ 4,163,156	$4,314,861
Ser. 2004-4, Class 1A2, 7.50%, 10/25/2044 144A	4,089,136	4,236,427
Nomura Asset Acceptance Corp. Reperforming Loan Trust, Ser. 2004-R2, Class A2,
7.00%, 10/25/2034 144A	3,465,109	3,564,523
Washington Mutual, Inc., Ser. 2004-RP1, Class 2A, 5.47%, 01/25/2034 144A	9,159,750	9,371,432

Total Reperforming Mortgage-Backed Pass Through Securities
(cost $21,918,544)		21,487,243

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 3.0%
FIXED-RATE 1.9%
ChaseFlex Trust, Ser. 2005-2, Class 5A2, 5.50%, 06/25/2035	1,699,664	1,696,044
DLJ Mtge. Acceptance Corp., Ser. 1993-19, Class A7, 6.75%, 01/25/2024	2,622,542	2,623,906
Residential Accredit Loans, Inc. Net Interest Mtge. Corp.:
Ser. 2006-Q04, Class N1, 6.05%, 05/25/2046 144A (h)	4,909,355	4,909,355
Ser. 2006-Q04, Class N2, 7.63%, 04/25/2046 144A (h)	1,650,000	1,650,000
Structured Asset Securities Corp., Ser. 2003-8, Class 2A3, 5.00%, 04/25/2033	368,815	369,799
Washington Mutual Mtge. Securities Corp., Ser. 2003-MS4, Class LLA3, 5.00%,
02/25/2033	1,503,846	1,474,251

		12,723,355

FLOATING-RATE 1.1%
Countrywide Home Loans, Ser. 2004-29, Class 3A1, 5.39%, 02/25/2035	1,209,247	1,211,738
GSR Mtge. Loan Trust, Ser. 2004-3F, Class 2A10, 3.24%, 02/25/2035	1,884,927	1,732,512
IndyMac Index Mtge. Loan Trust, Ser. 2004-AR14, Class AX2, IO, 0.52%,
01/25/2035 (h)	103,586,137	3,933,036
Residential Accredit Loans, Inc., Ser. 2002, Class A7A, 5.72%, 09/25/2017	310,363	309,570

		7,186,856

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $21,750,094)		19,910,211

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 16.5%
FIXED-RATE 0.4%
MASTR Alternative Loan Trust, Ser. 2003-5, Class 1A1, 6.50%, 07/25/2033	26,912	27,068
Structured Asset Securities Corp., Ser. 2005-RM1, Class A, IO, 5.00%, 03/25/2045
144A	10,735,875	2,361,893

		2,388,961

FLOATING-RATE 16.1%
Bear Stearns Alternative Loan Trust:
Ser. 2003-5, Class 42A2, 4.39%, 12/25/2033	1,944,232	1,903,909
Ser. 2003-6, Class 4A, 5.62%, 01/25/2034	2,850,189	2,819,635
Countrywide Home Loans, Inc.:
Ser. 2004-2, Class 2A1, 5.30%, 02/25/2034	3,232,783	3,192,502
Ser. 2004-23, Class A, 6.99%, 11/25/2034	9,953,309	10,171,784
Ser. 2004-HYB8, Class 5A1, 5.88%, 01/20/2035	6,456,157	6,622,210
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2002-AR17, Class 2A1, 5.45%, 12/19/2039	141,774	140,195
Ser. 2002-AR33, Class 4A1, 5.28%, 12/25/2032	8,854,879	8,789,087

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2006

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-AR20, Class A4, 4.63%, 08/25/2033	$ 3,451,450	$3,387,253
Ser. 2004-AR2, Class 3A1, 5.16%, 03/25/2034	2,093,191	2,068,010
DSLA Mtge. Loan Trust:
Ser. 2005-AR1, Class X2, IO, 0.71%, 03/19/2045 (h)	82,313,013	3,897,007
Ser. 2005-AR2, Class X2, IO, 0.71%, 03/19/2045	180,771,378	8,586,640
Guardian Savings & Loan Assn., Ser. 1990-4W, Class A, 6.64%,05/25/2020	113,614	113,683
Housing Securities, Inc., Ser. 92-Sl, Class A2, 7.07%, 05/25/2016 (h)	200,466	200,466
IndyMac Index Mtge. Loan Trust:
Ser. 2005-AR3, Class 4A1, 5.51%, 04/25/2035	2,119,124	2,096,237
Ser. 2005-AR8, Class AX2, IO, 0.78%, 04/25/2035 (h)	136,558,832	4,992,932
Ser. 2006-AR4, Class M6, 7.07%, 05/25/2046	4,000,000	4,025,240
MASTR Adjustable Rate Mtge. Trust:
Ser. 2003-1, Class 2A3, 4.65%, 12/25/2032	239,069	236,083
Ser. 2004-1, Class 4A1, 6.19%, 01/25/2034	3,368,516	3,387,379
Ser. 2004-8, Class 7A1, 5.43%, 09/25/2034	5,193,475	5,128,297
Merrill Lynch Mtge. Investors, Inc., Ser. 2003-A4, Class 4A,5.45%, 06/25/2033	4,590,719	4,543,618
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2005-7,Class 7AX, IO, 0.95%,
03/25/2035 (h)	70,813,670	1,084,334
Structured Asset Securities Corp.:
Ser. 2003-15, Class 4A, 5.45%, 04/25/2033	10,896,859	10,776,775
Ser. 2003-34A, Class 3A1, 4.81%, 11/25/2033	1,692,773	1,661,220
Ser. 2003-34A, Class 6A, 5.13%, 11/25/2033	6,464,524	6,361,092
Ser. 2003-37A, Class 5A, 5.07%, 12/25/2033	6,484,938	6,371,452
Ser. 2003-37A, Class 7A, 4.80%, 12/25/2033	156,092	154,778
Ser. 2003-40A, Class 5A, 5.58%, 01/25/2034	5,467,299	5,434,714

		108,146,532

Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $117,934,777)		110,535,493

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS 34.6%
FIXED-RATE 9.8%
Argent Net Interest Mtge. Trust, Ser. 2004-WN10, Class B,7.39%, 11/25/2034
144A	642,958	643,247
Countrywide Alternative Loan Trust:
Ser. 2002-07, Class M, 7.00%, 08/25/2032	8,139,558	8,147,616
Ser. 2002-16, Class B1, 6.00%, 12/25/2032	2,558,577	2,559,421
Ser. 2002-18, Class M, 6.00%, 02/25/2033	4,610,774	4,592,470
Ser. 2002-28, Class M, 6.50%, 10/25/2032	3,127,822	3,166,920
Countrywide Home Loans, Inc., Ser. 2002-22, Class M, 6.25%,10/25/2032	2,848,418	2,838,705
MASTR Resecuritization Trust:
Ser. 2004-1, 4.75%, 07/01/2033 144A	5,035,410	4,849,100
Ser. 2004-2, 5.25%, 03/25/2034 144A	10,580,046	10,088,391
Ser. 2004-3, 5.00%, 03/25/2034 144A	6,982,893	6,586,893
Ser. 2005-2, 4.75%, 03/28/2034 144A	7,252,886	6,957,766

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2006

	Principal
	Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FIXED-RATE continued
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2004-8, Class B3, 4.80%,
07/25/2034	$ 8,862,660	$8,430,162
Structured Asset Securities Corp.:
Ser. 2002-17, Class B1, 6.08%, 09/25/2032	1,650,238	1,665,750
Ser. 2002-17, Class B2, 6.08%, 09/25/2032	3,377,859	3,397,011
Ser. 2003-08, Class 1B1, 5.00%, 04/25/2018	503,636	478,575
Washington Mutual, Inc., Ser. 2002-S5, Class B3, 6.39%, 09/25/2032	1,822,553	1,844,570

		66,246,597

FLOATING-RATE 24.8%
Banc of America Funding Corp.:
Ser. 2005-E, Class DB1, 6.74%, 06/20/2035	12,093,271	12,413,743
Ser. 2005-E, Class DB2, 6.74%, 06/20/2035	3,998,106	4,062,315
Banc of America Mtge. Securities, Inc.:
Ser. 2002-G, Class 2B3, 6.66%, 07/20/2032	824,804	820,375
Ser. 2002-K, Class B4, 6.13%, 10/20/2032 144A	472,185	468,143
Ser. 2004-G, Class B3, 4.57%, 08/25/2034	4,498,309	4,300,743
Ser. 2004-H, Class B2, 4.45%, 09/25/2034	3,852,405	3,709,789
Ser. 2004-H, Class B3, 4.45%, 09/25/2035	2,073,840	1,979,937
Ser. 2004-I, Class B3, 4.53%, 10/25/2035	1,927,817	1,839,696
Countrywide Home Loans, Inc.:
Ser. 2004-HYB8, Class 1B1, 6.40%, 01/20/2035	4,203,023	4,227,737
Ser. 2004-HYB8, Class 1B2, 6.40%, 01/20/2035	3,214,429	3,156,827
Ser. 2004-HYB8, Class 1M2, 6.40%, 01/20/2035	2,443,525	2,473,410
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-AR05, Class 1A2, 6.30%, 01/25/2033	52,741	52,806
Ser. 2003-AR05, Class 2A3, 5.17%, 01/25/2033	343,014	339,639
Ser. 2003-AR09, Class 1A3, 6.51%, 03/25/2033	81,549	81,833
Ser. 2003-AR15, Class 2A2, 4.77%, 06/25/2033	1,212,650	1,204,549
Ser. 2003-AR18, Class 2A4, 4.75%, 07/25/2033	552,389	546,191
Ser. 2003-AR24, Class 2A4, 6.32%, 09/25/2033	4,660,800	4,728,335
Ser. 2003-AR26, Class 9M1, 6.17%, 10/25/2033	4,648,500	4,734,590
Ser. 2003-AR28, Class 6M1, 6.17%, 12/25/2033	8,281,000	8,437,014
First Franklin Mtge. Loan Net Interest Mtge.:
Ser. 2003-FFH2, Class N3, 8.50%, 03/25/2034 144A	1,398,191	1,402,997
Ser. 2004-FFH1, Class N3, 10.00%, 04/25/2034 144A	1,379,537	1,383,416
Ser. 2004-FFH3, Class N2, 5.93%, 12/25/2034 144A	301,780	301,686
Ser. 2004-FFH3, Class N3, 8.00%, 12/25/2034 144A	3,200,000	3,196,500
Harborview Mtge. Loan Trust:
Ser. 2004-7, Class B2, 5.30%, 11/19/2034	2,165,010	2,188,089
Ser. 2004-7, Class B3, 5.30%, 11/19/2034	5,595,838	5,562,375
Ser. 2005-8, Class 2B3, 6.49%, 02/19/2035	6,986,969	7,018,970
Ser. 2005-8, Class 2B4, 6.49%, 02/19/2035	5,779,222	5,575,273
Lehman Structured Securities Corp.:
Ser. 2004-2, Class M-2, 6.18%, 02/28/2033 144A	5,583,818	5,536,845
Ser. 2004-2, Class M-3, 6.18%, 02/28/2033 144A	6,999,164	6,878,908

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2006

	Principal
	Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FLOATING-RATE continued
MASTR Adjustable Rate Mtge. Trust:
Ser. 2004-1, Class B3, 5.69%, 02/25/2034	$ 3,299,380	$3,271,589
Ser. 2004-15, Class B3, 5.07%, 12/25/2034	4,230,570	4,117,360
MortgageIT Trust:
Ser. 2005-4, Class B1, 6.42%, 10/25/2035	890,980	905,672
Ser. 2005-4, Class B2, 7.07%, 10/25/2035	890,980	902,028
Ser. 2005-4, Class M3, 5.89%, 10/25/2035	2,672,941	2,719,022
Ser. 2005-4, Class M4, 5.97%, 10/25/2035	1,430,914	1,456,084
Structured Adjustable Rate Mtge. Loan Trust:
Ser. 2004-14, Class B6, 4.87%, 10/25/2034	6,338,772	6,036,920
Ser. 2004-16, Class B6, 5.27%, 11/25/2034	7,498,064	7,200,391
Ser. 2005-12, Class B4, 5.55%, 06/25/2035	2,727,765	2,668,572
Ser. 2005-12, Class B6, 5.55%, 06/25/2035	2,860,558	2,738,813
Structured Asset Mtge. Investments, Inc., Ser. 2003-AR2, Class B1, 6.25%,
12/19/2033	2,438,664	2,457,061
Structured Asset Securities Corp.:
Ser. 2002-8A, Class B1, 7.04%, 05/25/2032	3,955,539	4,027,852
Ser. 2003-22A, Class B1, 5.13%, 06/25/2033	10,450,257	10,396,752
Washington Mutual, Inc.:
Ser. 2004-AR2, Class B1, 5.54%, 04/25/2044	7,488,620	7,555,643
Ser. 2004-AR2, Class B2, 5.54%, 04/25/2044	6,489,270	6,527,492
Ser. 2004-ARG, Class B2, 6.21%, 05/25/2044	3,929,466	3,953,554
Wells Fargo Mtge. Backed Securities Trust, Ser. 2003-B, Class B1, 5.14%,
02/25/2033	690,148	680,389

		166,237,925

Total Whole Loan Subordinate Collateralized Mortgage Obligations
(cost $234,124,092)		232,484,522

YANKEE OBLIGATIONS-CORPORATE 9.2%
FINANCIALS 9.2%
Diversified Financial Services 9.2%
Preferred Term Securities, Ltd., FRN:
6.76%, 07/03/2032 144A	7,745,000	7,844,213
6.86%, 01/03/2033 144A	10,000,000	10,173,800
6.97%, 03/24/2034 144A	1,000,000	1,024,310
6.97%, 06/24/2034 144A	16,000,000	16,421,920
7.02%, 12/24/2033 144A	25,400,000	25,995,376

Total Yankee Obligations-Corporate (cost $60,685,939)		61,459,619

	Shares	Value

PREFERRED STOCKS 1.4%
FINANCIALS 1.4%
Thrifts & Mortgage Finance 1.4%
Fannie Mae, Ser. O (cost $10,106,500)	180,000	9,708,750

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2006

	Shares	Value

SHORT-TERM INVESTMENTS 0.6%
MUTUAL FUND SHARES 0.6%
Evergreen Institutional Money Market Fund ø ## (cost $3,749,901)	3,749,901	$3,749,901

Total Investments (cost $713,394,564) 104.4%		700,186,833
Other Assets and Liabilities (4.4%)		(29,209,486)

Net Assets 100.0%		$670,977,347

µ	All or a portion of this security has been segregated as collateral for reverse repurchase agreements.
#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summaryof Abbreviations
AUD	Australian Dollar
CDO	Collateralized Debt Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IO	Interest Only
MASTR	Mortgage Asset Securitization Transactions, Inc.
MXN	Mexican Peso
NZD	New Zealand Dollar
TBA	To Be Announced

The following table shows the percent of total investments (excluding equity positions) by credit quality based on Moody's and Standard and Poor's ratings as of June 30, 2006 (unaudited):

AAA	31.7%
AA	16.3%
A	29.0%
BBB	23.0%

100.0%

The following table shows the percent of total investments (excluding equity positions) by maturity as of June 30, 2006 (unaudited):

Less than 1 year	13.1%
1 to 3 year(s)	51.3%
3 to 5 years	20.6%
5 to 10 years	13.4%
10 to 20 years	0.1%
20 to 30 years	1.5%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006

Assets
Investments in securities, at value (cost $709,644,663)	$696,436,932
Investments in affiliated money market fund, at value (cost $3,749,901)	3,749,901

Total investments	700,186,833
Foreign currency, at value (cost $646,934)	638,440
Principal paydown receivable	1,138,970
Receivable for Fund shares sold	889,073
Interest receivable	4,018,326
Prepaid expenses and other assets	60,229

Total assets	706,931,871

Liabilities
Dividends payable	765,719
Payable for securities purchased	9,340,815
Payable for Fund shares redeemed	901,240
Payable for reverse repurchase agreements	24,852,693
Advisory fee payable	18,131
Distribution Plan expenses payable	8,969
Due to other related parties	9,502
Accrued expenses and other liabilities	57,455

Total liabilities	35,954,524

Net assets	$670,977,347

Net assets represented by
Paid-in capital	$691,367,593
Undistributed net investment income	87,096
Accumulated net realized losses on investments	(7,245,344)
Net unrealized losses on investments	(13,231,998)

Total net assets	$670,977,347

Net assets consists of
Class A	$94,786,697
Class B	19,632,884
Class C	82,184,493
Class I	474,373,273

Total net assets	$670,977,347

Shares outstanding (unlimited number of shares authorized)
Class A	9,751,036
Class B	2,019,799
Class C	8,455,326
Class I	48,804,819

Net asset value per share
Class A	$9.72
Class A -- Offering price (based on sales charge of 3.25%)	$10.05
Class B	$9.72
Class C	$9.72
Class I	$9.72

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended June 30, 2006

Investment income
Interest	$34,629,603
Dividends	631,458
Income from affiliate	327,117

Total investment income	35,588,178

Expenses
Advisory fee	2,332,243
Distribution Plan expenses
Class A	332,764
Class B	194,933
Class C	988,786
Administrative services fee	647,848
Transfer agent fees	223,925
Trustees' fees and expenses	9,579
Printing and postage expenses	44,344
Custodian and accounting fees	209,758
Registration and filing fees	64,147
Professional fees	45,684
Interest expense	357,151
Other	23,094

Total expenses	5,474,256
Less: Expense reductions	(28,284)
Fee waivers and expense reimbursements	(202,445)

Net expenses	5,243,527

Net investment income	30,344,651

Net realized and unrealized gains or losses on investments
Net realized losses on:
Securities	(1,383,506)
Foreign currency related transactions	(522,687)

Net realized losses on investments	(1,906,193)
Net change in unrealized gains or losses on investments	(10,753,657)

Net realized and unrealized gains or losses on investments	(12,659,850)

Net increase in net assets resulting from operations	$17,684,801

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30,

	2006		2005

Operations
Net investment income		$ 30,344,651		$ 18,836,791
Net realized gains or losses on investments		(1,906,193)		765,933
Net change in unrealized gains or losses
on investments		(10,753,657)		(296,054)

Net increase in net assets resulting from
operations		17,684,801		19,306,670

Distributions to shareholders from
Net investment income
Class A		(5,279,217)		(4,529,823)
Class B		(794,881)		(572,533)
Class C		(4,015,583)		(3,910,056)
Class I		(21,554,228)		(12,096,314)

Total distributions to shareholders		(31,643,909)		(21,108,726)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	3,923,782	38,559,147	10,168,264	101,301,333
Class B	611,510	5,990,902	816,669	8,132,532
Class C	1,951,318	19,170,845	3,656,985	36,416,945
Class I	27,036,959	265,066,528	23,442,505	233,352,317

		328,787,422		379,203,127

Net asset value of shares issued in
reinvestment of distributions
Class A	375,917	3,684,161	309,451	3,081,012
Class B	52,271	512,224	38,389	382,225
Class C	258,593	2,535,887	277,200	2,760,478
Class I	1,629,503	15,961,040	813,534	8,096,406

		22,693,312		14,320,121

Automatic conversion of Class B shares
to Class A shares
Class A	30,519	299,901	15,438	153,523
Class B	(30,519)	(299,901)	(15,438)	(153,523)

		0		0

Payment for shares redeemed
Class A	(7,085,361)	(69,557,290)	(8,528,675)	(84,924,438)
Class B	(632,227)	(6,203,591)	(430,060)	(4,282,038)
Class C	(5,357,472)	(52,587,096)	(5,925,618)	(59,018,056)
Class I	(18,297,811)	(179,477,470)	(7,497,656)	(74,585,140)

		(307,825,447)		(222,809,672)

Net increase in net assets resulting from
capital share transactions		43,655,287		170,713,576

Total increase in net assets		29,696,179		168,911,520
Net assets
Beginning of period		641,281,168		472,369,648

End of period		$ 670,977,347		$ 641,281,168

Undistributed net investment income		$ 87,096		$ 248,367

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Ultra Short Opportunities Fund (the "Fund") is a diversified series of Evergreen Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be credit-

NOTES TO FINANCIAL STATEMENTS continued

worthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

NOTES TO FINANCIAL STATEMENTS continued

h. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net realized foreign currency gains or losses and mortgage paydown gains and losses. During the year ended June 30, 2006, the following amounts were reclassified:

Undistributed net investment income	$ 1,137,987
Accumulated net realized losses on investments	(1,137,987)

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.25% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended June 30, 2006, EIMC waived its advisory fee in the amount of $192,540 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $9,905.

The Fund may invest in Evergreen-managed money market funds which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended June 30, 2006, EIS received $7,008 from the sale of Class A shares and $81,922 and $24,296 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the year ended June 30, 2006:

Costof Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$22,315,165	$335,639,505	$56,275,883	$150,821,958

On June 30, 2006, the aggregate cost of securities for federal income tax purposes was $713,394,564. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,000,506 and $16,208,237, respectively, with a net unrealized depreciation of $13,207,731.

As of June 30, 2006, the Fund had $5,477,862 in capital loss carryovers for federal income tax purposes with $452,371 expiring in 2012, $2,333,655 expiring in 2013 and $2,691,836 expiring in 2014.

For income tax purposes, capital and currency losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2006, the Fund incurred and will elect to defer post-October capital and currency losses of $1,767,482 and $522,687, respectively.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended June 30, 2006, the Fund did not participate in the interfund lending program.

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2006, the components of distributable earnings on a tax basis were as follows:

		Capital Loss
Undistributed	Unrealized	Carryovers and
Ordinary Income	Depreciation	Post-October Losses

$609,783	$13,231,998	$7,768,031

The tax character of distributions paid were $31,643,909 and $21,108,726 of ordinary income for the years ended June 30, 2006 and June 30, 2005, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT AND OTHER BORROWINGS

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended June 30, 2006, the Fund had no borrowings under this agreement.

During the year ended June 30, 2006, the Fund entered into reverse repurchase agreements that had an average daily balance outstanding of $7,303,701 with a weighted average interest rate of 4.89% and paid interest of $357,151 representing 0.05% of the Fund's average daily net assets. The maximum amount outstanding under reverse repurchase agreements during the year ended June 30, 2006 was $39,139,123 (including accrued interest). At June 30, 2006, reverse repurchase agreements outstanding were as follows:

Repurchase			Maturity
Amount	Counterparty	Interest Rate	Date

$ 15,848,266	Deutsche Bank	5.35%	07/05/2006
9,004,427	Deutsche Bank	5.10%	07/05/2006

NOTES TO FINANCIAL STATEMENTS continued

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds' prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers ("NASD") had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD's rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

NOTES TO FINANCIAL STATEMENTS continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Ultra Short Opportunities Fund, a series of Evergreen Fixed Income Trust, as of June 30, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Ultra Short Opportunities Fund as of June 30, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 25, 2006

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 1.99% of ordinary income dividends paid during the fiscal year ended June 30, 2006 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended June 30, 2006, the Fund designates 2.00% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2006 year-end tax information will be reported to you on your 2006 Form 1099-DIV, which shall be provided to you in early 2007.

MEETING OF SHAREHOLDERS

On March 31, 2006, a Meeting of Shareholders for the Fund was held to consider a number of proposals. On January 31, 2006, the record date for the meeting, the Fund had 65,832,070 of shares outstanding of which 34,731,438 (52.76%) of shares were represented at the meeting.

Proposal 1 - To approve a revision to the Fund's fundamental investment policy regarding industry concentration:

32,972,131	voted "For"
1,460,456	voted "Against"
298,851	voted "Abstain"

Proposal 2 - To consider and vote upon such other matters as may properly come before said meeting or adjournment thereof:

4,204,559	voted "For"
30,225,941	voted "Against"
286,708	voted "Abstain"

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TRUSTEES AND OFFICERS

TRUSTEES [1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris [2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips [5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce [5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Ms. Norris' information is as of July 1, 2006, the effective date of her trusteeship.
3 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[4] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[5] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566906 rv3  8/2006

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of the one series of the Registrant’s annual financial statements for the fiscal years ended June 30, 2006 and June 30, 2005, and fees billed for other services rendered by KPMG LLP.

	2006	2005
Audit fees	$19,401	$17,604
Audit -related fees	0	0

Audit and audit-related fees	19,401	17,604
Tax fees	0	0
Non-audit fees (1)	930,575	645,575
All other fees	0	0

Total fees	$949,976	$663,179

(1) Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: September 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: September 5, 2006

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: September 5, 2006